Fair Value Measurements and Financial Instruments:	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures
Fair Value Measurements and Financial Instruments:
7. Fair Value Measurements and Financial Instruments:
The Partnership is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, from time to time the Partnership uses interest rate swaps to manage net exposure to interest rate fluctuations related to its borrowings.
ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Partnership recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets. The carrying amounts of cash and cash equivalents, restricted cash, trade receivables and trade payables reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The fair values of long-term bank loans approximate the recorded values due to the variable interest rates payable. The fair value of loan from related party is not practicable to be estimated due to the absence of the fixed repayment terms. The fair value of non-current portion of amounts due from related party is not practicable to be estimated given the terms of the management agreements which provide for periodic adjustment of the working capital advance per vessel in line with the changes in the vessels' daily operating costs. Additionally, the Partnership considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans.
As of December 31, 2011, the Partnership was a party to three interest rate swap agreements of $285.6 million notional amount, which did not qualify for hedge accounting and, as such, the changes in their fair values were recognized in the statement of income. The Partnership made quarterly payments to the counterparties based on decreasing notional amounts at fixed rates of 4.31%, 4.35% and 4.35%, respectively, net of the floating-rate payments at LIBOR due from the counterparty to the Partnership. The swaps matured in June, July and March 2012, respectively, and as such the fair value of derivative financial instruments as of December 31, 2013 and 2012 was nil.
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The fair values of the Partnership's derivative financial instruments equate to the amount that would be paid or received by the Partnership if the agreements were cancelled at the reporting date, taking into account current market data per instrument and the Partnership's or counterparty's creditworthiness, as appropriate. The Partnership's derivative financial instruments are valued using pricing models that are used to value similar instruments by market participants. Where possible, the Partnership verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Partnership's derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.
The change in the fair value of the Partnership's interest rate swaps for each of the years ended December 31, 2013, 2012 and 2011 resulted in nil, $5,692 and $11,256 unrealized gains, respectively, and is separately reflected as adjustment in net income in the accompanying consolidated statements of cash flows. The settlements on the interest rate swaps for the year ended December 31, 2013, 2012 and 2011 resulted in nil, $5,888 and $12,080 realized losses, respectively. The total change in fair value and settlements for the years ended December 31, 2013, 2012 and 2011 aggregate to nil, $196 and $824 losses, respectively, and is separately reflected in Loss on derivative financial instruments in the accompanying consolidated statements of income.